AQR Large Cap Momentum Style Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
I
Prospectus [Line Items]
Average Annual Return, Percent	15.88%	12.54%	13.94%
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.17%	8.63%	10.57%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.31%	9.26%	10.64%
N
Prospectus [Line Items]
Average Annual Return, Percent	15.64%	12.26%	13.66%
R6
Prospectus [Line Items]
Average Annual Return, Percent	16.03%	12.66%	14.06%